SELLING, GENERAL AND ADMINISTRATIVE COSTS	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
SELLING, GENERAL AND ADMINISTRATIVE COSTS
6. SELLING, GENERAL AND ADMINISTRATIVE COSTS

Selling, general and administrative costs are as follows:

	For the years ended December 31,
	2023	2022	2021
	(€ thousand)
Selling costs	236,443	226,988	168,466
General and administrative costs	226,137	200,986	179,558
Total selling, general and administrative costs	462,580	427,974	348,024

Selling costs consist mainly of costs for sales personnel, marketing and events, and retail stores. Costs for marketing and events primarily relate to corporate events, trade shows and media and client events for the launch of new models, lifestyle events (including the use of digital solutions), as well as indirect marketing costs incurred mainly through the Formula 1 racing team, Scuderia Ferrari.

General and administrative costs consist mainly of administration and other general expenses that are not directly attributable to manufacturing, sales or research and development activities, including for personnel and the continuous development of the Group’s digital infrastructure.